FINANCIAL INSTRUMENTS (Details 2)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,885	$ 14,704	$ 24,991
Breakdown of impairment allowance		24,184	28,698
Margin Clients [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Cash Clients [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Contracts With Customers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 24,184	$ 28,698